Financial instruments - Risk Rating (Details) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	R$ 3,887,100	R$ 4,199,982
Derivative financial instruments | AAA
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	232,908	878,241
Derivative financial instruments | AA-
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	286,906	1,007,537
Derivative financial instruments | A+
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	148,029	136,864
Derivative financial instruments | A Member
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures		55,547
Derivative financial instruments | brAAA
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	2,747,948	1,682,513
Derivative financial instruments | brAA+
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures		439,280
Derivative financial instruments | brBB- member
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	156,450
Derivative financial instruments | Other risk ratings
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	314,859
Cash and cash equivalents and marketable securities
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	22,382,329	21,613,157
Cash and cash equivalents and marketable securities | brAAA
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	20,830,651	20,856,072
Cash and cash equivalents and marketable securities | brAA+
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	658,880	511,589
Cash and cash equivalents and marketable securities | brAA member
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	755	6,565
Cash and cash equivalents and marketable securities | brAA- memberr
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	19	2,169
Cash and cash equivalents and marketable securities | brA
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	31,504
Cash and cash equivalents and marketable securities | brBBB-
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	3	3
Cash and cash equivalents and marketable securities | brBB
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	710	1,132
Cash and cash equivalents and marketable securities | brBB- member
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	750,359	385
Cash and cash equivalents and marketable securities | Other risk ratings
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	R$ 109,448	R$ 235,242